Debt - Schedule of Maturity Analysis of the Long-Term Debt (Details)	Sep. 30, 2024 USD ($)
Schedule of Maturity Analysis of the Long-Term Debt [Abstract]
2024	$ 70,940
2025	296,044
2026	299,254
2027	135,976
2028	56,385
Total debt	858,599
Less current portion	291,036
Long-term debt	$ 567,563